HELD FOR SALE - Schedule Of Assets And Liabilities Classified As Held-For-Sale (Details) - USD ($) $ in Millions	Jun. 30, 2022	Dec. 31, 2021
Assets
Accounts receivable and other	$ 26,563	$ 21,760
Equity accounted investments	45,248	46,100
Investment properties	106,952	100,865
Property, plant and equipment	114,219	115,489
Deferred income tax assets	3,664	3,340
Assets classified as held for sale	10,189	11,958
Liabilities
Accounts payable and other	51,134	52,546
Non-recourse borrowings of managed entities	187,585	165,057
Deferred income tax liabilities	20,737	20,328
Liabilities associated with assets classified as held for sale	1,556	3,148
Assets and liabilities classified as held for sale
Assets
Cash and cash equivalents	204
Accounts receivable and other	184
Equity accounted investments	218
Investment properties	8,215
Property, plant and equipment	506
Other long-term assets	831
Deferred income tax assets	31
Assets classified as held for sale	10,189
Liabilities
Accounts payable and other	463
Non-recourse borrowings of managed entities	436
Deferred income tax liabilities	657
Liabilities associated with assets classified as held for sale	1,556
Real Estate
Assets
Equity accounted investments	22,584	24,829
Property, plant and equipment	10,568	10,864
Real Estate | Assets and liabilities classified as held for sale
Assets
Cash and cash equivalents	174
Accounts receivable and other	102
Equity accounted investments	78
Investment properties	8,215
Property, plant and equipment	433
Other long-term assets	207
Deferred income tax assets	31
Assets classified as held for sale	9,240
Liabilities
Accounts payable and other	355
Non-recourse borrowings of managed entities	0
Deferred income tax liabilities	651
Liabilities associated with assets classified as held for sale	1,006
Infrastructure
Assets
Equity accounted investments	10,298	9,569
Property, plant and equipment	37,470	38,655
Infrastructure | Assets and liabilities classified as held for sale
Assets
Cash and cash equivalents	30
Accounts receivable and other	80
Equity accounted investments	140
Investment properties	0
Property, plant and equipment	3
Other long-term assets	624
Deferred income tax assets	0
Assets classified as held for sale	877
Liabilities
Accounts payable and other	67
Non-recourse borrowings of managed entities	436
Deferred income tax liabilities	6
Liabilities associated with assets classified as held for sale	509
Renewable Power and Transition
Assets
Property, plant and equipment	50,465	$ 50,317
Renewable Power and Transition | Assets and liabilities classified as held for sale
Assets
Cash and cash equivalents	0
Accounts receivable and other	2
Equity accounted investments	0
Investment properties	0
Property, plant and equipment	70
Other long-term assets	0
Deferred income tax assets	0
Assets classified as held for sale	72
Liabilities
Accounts payable and other	41
Non-recourse borrowings of managed entities	0
Deferred income tax liabilities	0
Liabilities associated with assets classified as held for sale	$ 41